RELATED PARTIES (Details Narrative) - USD ($)				12 Months Ended
	Mar. 31, 2025	Nov. 19, 2024	Oct. 04, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jun. 28, 2024
Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued	1,900,000	1,900,000
Common Class A [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Conversion price per share	$ 5	$ 5		$ 5
Common Class A [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Conversion price per share	$ 10	$ 10		$ 10
Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest expense				$ 95,753	$ 22,428
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense				86,178	17,333
Related Party [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount			$ 4,500,000
Interest rate			3.00%
Maturity date			Sep. 30, 2024
Convertible promissory notes							$ 4,500,000
Interest expense				$ 86,178	$ 17,333